Amplify Online Retail ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Marketplace - 37.4%
Alibaba Group Holding Ltd. - ADR (a)	40,831	$7,969,803
BigCommerce Holdings, Inc. (a)	430,124	27,854,830
ContextLogic, Inc. - Class A (a) (b)	2,046,006	20,337,300
Copart, Inc. (a)	161,408	23,726,976
Coupang, Inc. (a) (b)	234,828	8,528,953
Dada Nexus Ltd. - ADR (a)	389,401	8,407,168
Delivery Hero SE (a) (c)	67,261	10,069,322
DoorDash, Inc. - Class A (a) (b)	141,994	24,748,134
Etsy, Inc. (a)	122,816	22,537,964
Fiverr International Ltd. (a)	50,422	12,550,540
Groupon, Inc. (a)	433,198	15,755,411
Jumia Technologies AG - ADR (a) (b)	329,288	7,198,236
Just Eat Takeaway.com NV (a) (c)	326,855	29,025,689
KE Holdings, Inc. - ADR (a)	171,100	3,762,489
Liquidity Services, Inc. (a)	736,719	14,616,505
Lyft, Inc. - Class A (a)	403,456	22,319,186
MercadoLibre, Inc. (a)	6,467	10,144,783
Ozon Holdings PLC - ADR (a) (b)	153,245	8,000,921
PayPal Holdings, Inc. (a)	81,341	22,411,886
Pinduoduo, Inc. - ADR (a)	72,301	6,623,495
Poshmark, Inc. - Class A (a) (b)	547,579	21,487,000
Rakuten Group, Inc.	717,400	7,866,845
Shopify, Inc. - Class A (a)	7,889	11,832,948
The RealReal, Inc. (a)	1,385,238	22,870,279
ThredUp, Inc. - Class A (a) (b)	1,102,403	26,303,335
Uber Technologies, Inc. (a)	422,429	18,358,764
Upwork, Inc. (a)	500,929	25,943,113
		441,251,875
Traditional Retail - 53.9%
1-800-Flowers.com, Inc. - Class A (a)	606,455	18,496,878
Amazon.com, Inc. (a)	6,225	20,714,248
AO World PLC (a)	2,389,365	7,479,428
ASKUL Corp.	514,000	7,726,047
ASOS PLC (a)	122,360	6,473,300
CarParts.com, Inc. (a)	1,316,059	23,175,799
Carvana Co. (a) (b)	84,334	28,467,785
Casper Sleep, Inc. (a)	2,104,062	14,539,068
Chegg, Inc. (a)	258,972	22,952,688
Chewy, Inc. - Class A (a) (b)	295,662	24,746,909
Cimpress PLC (a)	82,088	8,393,498
eBay, Inc.	330,115	22,517,144
Farfetch Ltd. - Class A (a)	204,169	10,232,950
HelloFresh SE (a)	105,110	9,860,258
IAC/InterActiveCorp (a)	128,057	17,580,946
iQIYI, Inc. - ADR (a)	666,213	7,434,937
JD.com, Inc. - ADR (a)	125,523	8,897,070
Lands’ End, Inc. (a)	893,441	34,245,594
MYT Netherlands Parent BV - ADR (a) (b)	304,357	8,777,656
Netflix, Inc. (a)	40,606	21,016,447
Ocado Group PLC (a)	305,487	7,876,878
Overstock.com, Inc. (a)	281,572	19,608,674
Peloton Interactive, Inc. - Class A (a)	207,407	24,484,396
PetMed Express, Inc. (b)	703,085	22,069,838
Purple Innovation, Inc. (a)	642,025	16,910,939
Qurate Retail, Inc. - Class A	1,517,572	17,998,404
Revolve Group, Inc. (a)	424,202	29,528,701
Shutterstock, Inc.	229,046	24,849,201
Spotify Technology SA (a)	38,270	8,751,201
Stamps.com, Inc. (a)	114,486	37,409,445
Stitch Fix, Inc. - Class A (a)	465,179	25,082,452
THG PLC (a)	981,216	7,985,627
Vipshop Holdings Ltd. - ADR (a)	338,921	5,636,256
Vroom, Inc. (a) (b)	515,462	19,092,713
Wayfair, Inc. - Class A (a) (b)	66,772	16,116,090
Zalando SE (a) (c)	83,798	9,320,277
zooplus AG (a)	31,482	10,718,198
ZOZO, Inc.	263,100	8,933,481
		636,101,421
Travel - 8.4%
Airbnb, Inc. - Class A (a)	141,870	20,430,698
Booking Holdings, Inc. (a)	8,777	19,118,588
Expedia Group, Inc. (a)	116,612	18,759,372
MakeMyTrip Ltd. - (a)	347,335	9,885,154
On the Beach Group PLC (a) (c)	1,642,469	7,419,900
Trip.com Group Ltd. - ADR (a)	228,069	5,913,829
TripAdvisor, Inc. (a)	475,026	18,027,237
		99,554,778
Total Common Stocks (Cost $980,060,813)		1,176,908,074

MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutionsl Class - 0.03% (d)	3,135,116	3,135,116
Total Money Market Funds (Cost $3,135,116)		3,135,116

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.6%
First American Government Obligations Fund - Class X - 0.03% (d)	113,238,129	113,238,129
Total Investments Purchased with Proceeds from Securities Lending (Cost $113,238,129)		113,238,129
Total Investments - 109.6%
(Cost $1,096,434,058)		$1,293,281,319

Percentages are based on Net Assets of $1,179,531,298.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2021. Total value of securities out on loan is $107,007,181 or 9.1% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2021 the value of these securities amounted to $55,835,188 or 4.7% of net assets.

(d)	Seven-day yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$1,176,908,074
Money Market Funds	3,135,116
Investments Purchased with Proceeds from Securities Lending	113,238,129
Total Level 1	1,293,281,319
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$1,293,281,319

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.